Earnings per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of anti-dilutive shares
Anti-dilutive shares	62,745	100,361	131,366
Option shares
Summary of anti-dilutive shares
Anti-dilutive shares	62,745	100,361	131,366
Warrant shares
Summary of anti-dilutive shares
Anti-dilutive shares	0	0	0